Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000
Previously Paid Amount	0.00
Total Fee Amount	442.80
Total Offset Amount	0.00
Net Fee	442.80
Narrative - Max Aggregate Offering Price	$ 3,000,000
Final Prospectus	true